BALANCE SHEETS (Parenthetical)		1 Months Ended
	Mar. 31, 2026 $ / shares shares	Mar. 31, 2026 $ / shares shares	Mar. 23, 2026 $ / shares shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	4,033,333	4,033,333
Common Stock, Shares, Outstanding	4,033,333	4,033,333
Founder Shares Subject To Forfeiture Upon Over Allotment	500,000	500,000	500,000
Shares Forfeited And Canceled	66,667
Sponsor [Member]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.009
Common Stock, Shares, Issued			2,875,000
EBC [Member]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.009
Common Stock, Shares, Issued			200,000
Founder Shares [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		1.33333
Founder Shares [Member] | Sponsor [Member]
Common Stock, Shares, Outstanding	3,833,333	3,833,333
EBC Founder Shares [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		1.33333
EBC Founder Shares [Member] | EBC [Member]
Common Stock, Shares, Outstanding	266,667	266,667
Shares Forfeited And Canceled	66,667